The Royce Fund - Royce Premier Fund

Supplement to Prospectus dated May 1, 2001

        Effective January 1, 2002, Royce Premier Fund's portfolio is being co-managed by Charles M. Royce and W. Whitney George.

January 1, 2002

The Royce Fund - Royce Premier Fund

Institutional Class and Financial Intermediary Class Shares

Supplement to Prospectus dated November 1, 2001

        Effective January 1, 2002, Royce Premier Fund's portfolio is being co-managed by Charles M. Royce and W. Whitney George.

January 1, 2002